RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ (38,413,564)	$ (48,393,618)
Add back losses not recognized under the equity method	28,772,360	32,626,477
Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)	(3,521,265)
Less share of loss - three months ended	(655,610)	(938,709)
Other	12,841,882	20,227,115
Investments in operating limited partnerships - as reported	0	0
Series Seven [Member]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Less share of loss - three months ended	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Nine [Member]
Investments in operating limited partnerships - tax return	(6,647,910)	(10,525,978)
Add back losses not recognized under the equity method	4,753,015	6,554,370
Cumulative impairment loss in investments in operating limited partnerships	(151,618)	(369,919)
Less share of loss - three months ended	0	0
Other	2,046,513	4,341,527
Investments in operating limited partnerships - as reported	0	0
Series Ten [Member]
Investments in operating limited partnerships - tax return	(5,453,975)	(5,088,117)
Add back losses not recognized under the equity method	3,593,274	3,477,406
Cumulative impairment loss in investments in operating limited partnerships	(457,341)	(457,341)
Less share of loss - three months ended	0	0
Other	2,318,042	2,068,052
Investments in operating limited partnerships - as reported	0	0
Series Eleven [Member]
Investments in operating limited partnerships - tax return	(7,323,615)	(6,882,763)
Add back losses not recognized under the equity method	4,915,654	4,552,756
Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(282,491)
Less share of loss - three months ended	0	0
Other	2,690,452	2,612,498
Investments in operating limited partnerships - as reported	0	0
Series Twelve [Member]
Investments in operating limited partnerships - tax return	(8,290,033)	(9,490,387)
Add back losses not recognized under the equity method	6,302,487	6,646,523
Cumulative impairment loss in investments in operating limited partnerships	(102,414)	(185,348)
Less share of loss - three months ended	(158,916)	(177,104)
Other	2,248,876	3,206,316
Investments in operating limited partnerships - as reported	0	0
Series Fourteen [Member]
Investments in operating limited partnerships - tax return	(10,698,031)	(16,406,373)
Add back losses not recognized under the equity method	9,207,930	11,395,422
Cumulative impairment loss in investments in operating limited partnerships	(1,551,204)	(2,226,166)
Less share of loss - three months ended	(496,694)	(761,605)
Other	3,537,999	7,998,722
Investments in operating limited partnerships - as reported	$ 0	$ 0